Warrants Liability (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2020	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Gain on change in fair value		$ 40,000
Warranty Liability Member | August 2022 Warrants Member
Statement [Line Items]
Warrants Liability		2	$ 31,338
Fair value of the warrants		212,000
Proceeds from direct offering	$ 9,999,997
Exercise price of warrants issued	$ 276.90
Gain on change in fair value		31,336	$ 113,211
Warranty Liability Member | December 2024 Warrants Member
Statement [Line Items]
Warrants Liability		245,147
Gain on change in fair value		$ 33,000